Equipment - Schedule of Equipment (Details) (10-K/A) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Equipment, gross	$ 313,345	$ 228,578	$ 68,997
Less accumulated depreciation	(40,802)	(20,768)	(16,947)
Equipment, net	272,543	207,810	52,050
Leasehold Improvements [Member]
Equipment, gross			59,947
Equipment [Member]
Equipment, gross	$ 313,345	$ 228,578	$ 9,050